Disclosure of detailed information about reclamation and remediation provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Reclamation and remediation provision, beginning balance	$ 3,466	$ 3,649
Coricancha acquisition	23,767	0
Change in estimates	(16)	278
Accretion expense	791	23
Reclamation work performed	(597)	(18)
Foreign exchange	0	(466)
Reclamation and remediation provision, ending balance	$ 27,411	$ 3,466